Lease Liabilities - Additional Information (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Lease Liabilities [Line Items]
Weighted average lessee's incremental borrowing rate	6.11%	4.85%
Top of Range [Member]
Disclosure of Lease Liabilities [Line Items]
Weighted average lessee's incremental borrowing rate	6.65%	6.65%
Bottom of Range [Member]
Disclosure of Lease Liabilities [Line Items]
Weighted average lessee's incremental borrowing rate	4.75%	4.75%